Please file this Prospectus Supplement with your records

California Investment Trust

California Tax-Free Income Fund
California Insured Intermediate Fund
California Tax-Free Money Market Fund

Class S

U.S. Government Securities Fund
Short-Term U.S. Government Bond Fund
The United States Treasury Trust

Class S And Class K

Supplement dated February 19, 2010, to the Prospectuses dated January 1, 2010.

Effective February 22, 2010, Christopher P. Browne no longer serves as a Portfolio Manager for the California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, the Short-Term U.S. Government Bond Fund, the California Tax-Free Money Market Fund and the United States Treasury Trust. All references to Christopher P. Browne in the above referenced Prospectuses are hereby deleted.

William Mock will replace Christopher P. Browne as the lead portfolio manager of the management team for the California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, the Short-Term U.S. Government Bond Fund, the California Tax-Free Money Market Fund and the United States Treasury Trust. He served as a portfolio manager for California Investment Trust from 2001 to 2003, managing the California Tax-Free Money Market Fund and the Short-Term U.S. Government Bond Fund. During this period he was also the Co-portfolio manager of the California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, and the United States Treasury Trust. He left the firm in 2003 to work for TKI Capital Management, a convertible arbitrage hedge fund, where he served as head Trader until 2006. In 2007, Mr. Mock rejoined an affiliate of California Investment Trust, ETSpreads in his current position. Prior to 2001, Mr. Mock gained investment and trading experience at Société Générale and Citibank, N.A. Mr. Mock earned a BS in engineering from Kansas State University and is an honors graduate of the University of Chicago Graduate School of Business MBA Program, with an emphasis in finance.

Please file this Statement of Additional Information Supplement with your records

California Investment Trust

California Tax-Free Income Fund
California Insured Intermediate Fund
California Tax-Free Money Market Fund

Class S

U.S. Government Securities Fund
Short-Term U.S. Government Bond Fund
The United States Treasury Trust

Class S And Class K

Supplement dated February 19, 2010, to the Statement of Additional Information dated January 1, 2010.

Effective February 22, 2010, Christopher P. Browne no longer serves as a Portfolio Manager for the California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, the Short-Term U.S. Government Bond Fund, the California Tax-Free Money Market Fund and the United States Treasury Trust. All references to Christopher P. Browne in the above referenced Statement of Additional Information are hereby deleted.

William Mock will replace Christopher P. Browne as the lead portfolio manager of the management team for the California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, the Short-Term U.S. Government Bond Fund, the California Tax-Free Money Market Fund and the United States Treasury Trust. He served as a portfolio manager for California Investment Trust from 2001 to 2003, managing the California Tax-Free Money Market Fund and the Short-Term U.S. Government Bond Fund. During this period he was also the Co-portfolio manager of the California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, and the United States Treasury Trust. He left the firm in 2003 to work for TKI Capital Management, a convertible arbitrage hedge fund, where he served as head Trader until 2006. In 2007, Mr. Mock rejoined an affiliate of California Investment Trust, ETSpreads in his current position. Prior to 2001, Mr. Mock gained investment and trading experience at Société Générale and Citibank, N.A. Mr. Mock earned a BS in engineering from Kansas State University and is an honors graduate of the University of Chicago Graduate School of Business MBA Program, with an emphasis in finance.